Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance at the beginning of the period at Dec. 31, 2010	$ 16,017	$ 3,477	$ 25,995	$ (10,266)	$ (3,543)	$ 354
Increase (decrease) in equity
Net income	4,357		4,283			74
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(250)				(260)	10
Defined benefit pension and postretirement plans adjustment	(1,280)				(1,276)	(4)
Debt and equity securities - unrealized gain (loss)	0				0	0
Cash flow hedging instruments - unrealized gain (loss)	54				54	0
Total other comprehensive income (loss), net of tax	(1,476)
Dividends declared ($2.20, $2.36 and $3.395 (See Note 5) per share for 2011, 2012 and 2013)	(1,555)		(1,555)
Stock-based compensation, net of tax impacts	300	300
Reacquired stock	(2,694)			(2,694)
Issuances pursuant to stock option and benefit plans	906		(375)	1,281
Business combination allocation to noncontrolling interest	56					56
Purchase and sale of subsidiary shares - net	(49)	(1)				(48)
Balance at the end of the period at Dec. 31, 2011	15,862	3,776	28,348	(11,679)	(5,025)	442
Increase (decrease) in equity
Net income	4,511		4,444			67
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	71				116	(45)
Defined benefit pension and postretirement plans adjustment	201				200	1
Debt and equity securities - unrealized gain (loss)	4				4	0
Cash flow hedging instruments - unrealized gain (loss)	(45)				(45)	0
Total other comprehensive income (loss), net of tax	231
Dividends declared ($2.20, $2.36 and $3.395 (See Note 5) per share for 2011, 2012 and 2013)	(1,635)		(1,635)
Stock-based compensation, net of tax impacts	277	277
Reacquired stock	(2,220)			(2,220)
Issuances pursuant to stock option and benefit plans	1,014		(478)	1,492
Balance at the end of the period at Dec. 31, 2012	18,040	4,053	30,679	(12,407)	(4,750)	465
Increase (decrease) in equity
Net income	4,721		4,659			62
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(505)				(418)	(87)
Defined benefit pension and postretirement plans adjustment	1,245				1,240	5
Debt and equity securities - unrealized gain (loss)	0				0	0
Cash flow hedging instruments - unrealized gain (loss)	15				15	0
Total other comprehensive income (loss), net of tax	755
Dividends declared ($2.20, $2.36 and $3.395 (See Note 5) per share for 2011, 2012 and 2013)	(2,297)		(2,297)
Stock-based compensation, net of tax impacts	324	324
Reacquired stock	(5,216)			(5,216)
Issuances pursuant to stock option and benefit plans	1,613		(625)	2,238
Sale of subsidiary shares	8	7				1
Balance at the end of the period at Dec. 31, 2013	$ 17,948	$ 4,384	$ 32,416	$ (15,385)	$ (3,913)	$ 446